Related party transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Wages, salaries, fees and related taxes and benefits	$ (18)	$ (19)
Post-employment benefit plans and OPEBs cost	(3)	(3)
Share-based compensation	(32)	(26)
Key management personnel compensation expense	$ (53)	$ (48)